Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest on Debt
Interest capitalized	$ 5	$ 3	$ 5
Total interest paid and accrued	1,566	1,550	1,743
Cost of financing
Interest on Debt
Interest paid and accrued	346	392	451
Interest expense.
Interest on Debt
Interest paid and accrued	$ 1,216	$ 1,155	$ 1,288